Schedules of concentrations (Details)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		50.00%		20.00%	35.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage			[1]	12.00%		[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	[1]			11.00%	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		44.00%		23.00%
Liabilities from Contract with Customer [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage		67.00%
Liabilities from Contract with Customer [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage		22.00%
Liabilities from Contract with Customer [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage				44.00%
Liabilities from Contract with Customer [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration risk percentage				12.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier Z [Member]
Product Information [Line Items]
Concentration risk percentage		22.00%		23.00%	32.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier X [Member]
Product Information [Line Items]
Concentration risk percentage		12.00%		11.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier Y [Member]
Product Information [Line Items]
Concentration risk percentage			[1]	17.00%
Advances to Suppliers [Member] | Supplier Concentration Risk [Member] | Supplier O [Member]
Product Information [Line Items]
Concentration risk percentage		70.00%
Advances to Suppliers [Member] | Supplier Concentration Risk [Member] | Supplier R [Member]
Product Information [Line Items]
Concentration risk percentage				48.00%
Advances to Suppliers [Member] | Supplier Concentration Risk [Member] | Supplier S [Member]
Product Information [Line Items]
Concentration risk percentage				14.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier X [Member]
Product Information [Line Items]
Concentration risk percentage		12.00%		24.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Y [Member]
Product Information [Line Items]
Concentration risk percentage			[1]	34.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier U [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%

[1]	Representing a percentage less than 10%.